INCOME TAXES - Summary of Principal Components of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Non-current deferred tax assets
Risk assurance liabilities	¥ 198,287,264	$ 27,165,244	¥ 375,019,011
Provision for credit losses	183,159,281	25,092,719	202,046,834
Short-term and long-term lease liabilities	11,239,222	1,539,767	11,788,736
Customer advances			5,191,296
Net operating loss carry-forward	173,370,350	23,751,641	19,790,529
Less: valuation allowance	(530,990,019)	(72,745,335)	(539,109,605)
Non-current deferred tax assets, net	35,066,098	4,804,036	74,726,801
Non-current deferred tax liabilities
Acquisition of insurance brokerage license	(10,724,126)	(1,469,199)	(10,724,126)
Unrealized gain on long-term investment	(11,009,130)	(1,508,245)	(11,009,130)
Contract assets	(12,817,746)	(1,756,024)	(51,928,935)
Operating lease right-of-use assets	(11,239,222)	(1,539,767)	(11,788,736)
Others	(7)	(1)	(7)
Non-current deferred tax liabilities	(45,790,231)	(6,273,236)	(85,450,934)
Non-current deferred tax liabilities, net of deferred tax assets	¥ 10,724,133	$ 1,469,200	¥ 10,724,133